Exhibit 99.9

Exception Grades

Run Date - 9/29/2026 10:08:51 AM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Waived with Regrade	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
226281627		3158706386		37588967			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	A valid change of circumstance was not provided for the fee change, and no evidence of a tolerance cure was in the file.				Reviewer Comment (2026-09-18): valid COC received, with timely delivery of fee change to borrower Buyer Comment (2026-09-18): Do not Concur. Valid CIC for appraisal complexity [Redacted]. LE disclosed timely	09/18/2026			No	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
226281628		3158706387		37596388			Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Security Instrument did not disclose that loan is a Texas Home Equity Loan)	[Redacted] Constitution Section 50(a)(6): [Redacted] Cash-out Loan. Security instrument does not disclose that the loan is a [Redacted] Home Equity/50(a)(6) Loan.	[Redacted] Cash-Out Loan. Security Instrument does not disclose that the loan is a [Redacted] Home Equity/50(a)(6) Loan.				Reviewer Comment (2026-09-21): state specific disclosures/documentation received Buyer Comment (2026-09-21): Do Not Concur. Please see [Redacted] documents for this Refi uploaded.	09/21/2026			No	1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
226281628		3158706387		37596389			Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	[Redacted] Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the [Redacted] T-42 endorsement or the T-42.1 endorsement. (The loan is a [Redacted] Section 50 (a)(6) home equity loan.)	The loan file does not evidence the Title Policy includes the [Redacted] T-42 endorsement or the T-42.1 endorsement. (The loan is a [Redacted] Section 50 (a)(6) home equity loan.)				Reviewer Comment (2026-09-21): state specific disclosures/documentation received Buyer Comment (2026-09-21): Do Not Concur. Please see [Redacted] documents for this Refi uploaded.	09/21/2026			No	1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
226281628		3158706387		37596390			Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided)	[Redacted] Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.	[Redacted] Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.				Reviewer Comment (2026-09-21): state specific disclosures/documentation received Buyer Comment (2026-09-21): Do Not Concur. Please see [Redacted] documents for this Refi uploaded. Buyer Comment (2026-09-21): Do Not Concur. Please see [Redacted] documents for this Refi uploaded.	09/21/2026			No	1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Cash-out - Other	To Remediate: the lender or holder may either: (1) Deliver to the borrower the required disclosure documents and obtain an executed copy; OR, (2) refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree. Letter of explanation and proof of delivery of cure documents required, and, if cured with refund or credit, copy of refund check or evidence of principal reduction also required.	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
226281628		3158706387		37596392			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	A valid Change of Circumstance was not provided for fee change, and no evidence of Tolerance Cure was found in file.				Reviewer Comment (2026-09-21): valid COC received, with timely delivery of fee change to borrower Buyer Comment (2026-09-21): Do Not Concur. Please see system snips showing that the original appraisal is being re-used as it is within time frame, but a review is needed so that fee was assessed, also see CIC added and that the Appraisal update fee was disclosed timely to the borrower on LE issued [Redacted]	09/21/2026			No	1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
226281629		3158706388		37590683			Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver)	[Redacted] Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.	Final Itemized Disclosure of fees, points, costs, and charges was not provided to the borrower at least one (1) business day prior to closing without a waiver.				Reviewer Comment (2026-09-18): disclosure received Buyer Comment (2026-09-18): Do not Concur. Please see attached signed [Redacted] document	09/18/2026			No	1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
226281711		3158706563		37590768			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Loan Estimate [Redacted] Year Payments	TILA-RESPA Integrated Disclosure - Comparisons: Loan Estimate provided on [Redacted] did not disclose the total principal paid off in [Redacted] years.	Comparisons: Loan Estimate provided on [Redacted]did not disclose the total principal paid off in [Redacted] years.				Reviewer Comment (2026-09-18): complete LE received Buyer Comment (2026-09-18): please review complete page [Redacted]	09/18/2026			No	1	B	A	B	A	B	A	B	A	B	A		TN	Primary	Purchase	Can Only Cure by Final LE, not on CD Once the initial CD is issued this cannot be cured	C	B	C	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
226281711		3158706563		37592246			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception in file indicates DTI of [Redacted] was approved post-close due to increase in the amount of property taxes used; however, even when the figure indicated in the exception is used, review DTI is still not over guidelines and there is no final updated 1008 or AUS to determine the source of the difference. Once updated 1008/AUS is received, if DTI is over guidelines, the exception will be added and waived/downgraded.				Reviewer Comment (2026-09-18): Exception added in error.	09/18/2026			No	1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Purchase		C	B	C	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
226281711		3158706563		37601825			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception of [Redacted] decline. Exception approved, with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted] . Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted] % and $[Redacted] . The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2026-09-18): [Redacted] Exception Form in file, exception approved with comp factors.			09/18/2026	Yes	2	C	B	C	B	C	B	C	B	C	B		TN	Primary	Purchase		C	B	C	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
226281933		3158707011		37604444			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	A valid change of circumstance was not provided for the fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.				Reviewer Comment (2026-09-23): fee was cured on final CD at closing. Buyer Comment (2026-09-23): Do Not Concur. The additional Misc Recording Fee that was added was cured on the CD, please see system snip showing the cure to the customer at closing.	09/23/2026			No	1	C	A	C	A	C	A	C	A	C	A		CO	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
226281933		3158707011		37604445			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	A valid change of circumstance was not provided for the fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.				Reviewer Comment (2026-09-23): valid COC received, with timely delivery of fee change to borrower Buyer Comment (2026-09-23): Do Not Concur. The loan was not locked until [Redacted], see system snip, pricing can fluctuate until loan locks, the discount points increased to $[Redacted] on LE v5 which issued timely to the borrower on [Redacted], they decreased prior to closing.	09/23/2026			No	1	C	A	C	A	C	A	C	A	C	A		CO	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes